Inventories - Schedule of Current Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Gold and silver bullion	$ 67,438	$ 34,181
In-process inventory	45,820	45,607
Ore stock-pile inventory	79,119	62,076
Materials and supplies	434,848	335,722
Total current inventories	$ 627,225	$ 477,586